Employee Benefits - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Amount incurred for employee benefits	¥ 50.6	¥ 98.7	¥ 97.1